MERGER OF AUDIOEYE, INC. AND AUDIOEYE ACQUISITION CORPORATION (Details) (USD $)				0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 25, 2013 AudioEye Acquisition Corporation	Mar. 22, 2013 AudioEye Acquisition Corporation	Dec. 31, 2012 AudioEye Acquisition Corporation
Merger
Shares of AEAC common stock converted to company stock (in dollars per share)					$ 0.94134
Aggregate principal amount of debentures assumed				$ 1,400,200	$ 1,400,200
Accrued interest on debentures assumed				67,732	67,732
Shares issued to AEAC share holders				24,004,143	24,004,143
Shares issued to AEAC debenture holders				5,871,752	5,871,752
Assets
Cash						4,593
Intangible Assets						3,551,814
Goodwill	700,528	700,528	700,528			700,528
Total Assets						4,256,935
Liabilities
Accounts payable and accrued expenses						117,162
Net Assets						$ 4,139,773